UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01766

Name of Registrant:	Vanguard Wellesley Income Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  September 30

Date of reporting period: October 1, 2018—March 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2019 Vanguard Wellesley® Income Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•             Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•             Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2019

Wellesley Income Fund	Beginning Account Value 9/30/2018	Ending Account Value 3/31/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,038.22	$1.17
Admiral™ Shares	1,000.00	1,038.40	0.81
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.78	$1.16
Admiral Shares	1,000.00	1,024.13	0.81

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares and 0.16% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Wellesley Income Fund

Sector Diversification

As of March 31, 2019

Equity Exposure
Communication Services	7.1%
Consumer Discretionary	3.4
Consumer Staples	11.9
Energy	11.1
Financials	15.2
Health Care	18.2
Industrials	8.3
Information Technology	10.7
Materials	3.2
Real Estate	1.9
Utilities	9.0

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Fixed Income Exposure
Asset-Backed	4.8%
Commercial Mortgage-Backed	1.5
Finance	29.2
Foreign	4.9
Government Mortgage-Backed	3.2
Industrial	34.7
Treasury/Agency	8.9
Utilities	7.7
Other	5.1

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Wellesley Income Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of March 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	3.125%	11/15/28	358,235	380,403	0.7%
	United States Treasury Note/Bond	2.875%	11/15/21	360,000	365,738	0.7%
1	United States Treasury Note/Bond	2.125%	12/31/22	366,400	365,085	0.7%
	United States Treasury Note/Bond	3.375%	5/15/44	292,125	323,575	0.6%
	United States Treasury Note/Bond	2.625%	2/15/29	310,000	316,054	0.6%
1	United States Treasury Note/Bond	1.250%–3.625%	3/31/20–2/15/49	710,245	716,551	1.3%
	U.S. Government Securities—Other †				359,969	0.7%
					2,827,375	5.3%

Agency Notes †					25,015	0.1%

Conventional Mortgage-Backed Securities
2,3,4	Fannie Mae Pool	2.500%–4.500%	8/1/27–1/1/58	859,729	870,785	1.6%
	Conventional Mortgage-Backed Securities—Other †				159,035	0.3%
					1,029,820	1.9%
Nonconventional Mortgage-Backed Securities
2,3	Fannie Mae REMICS	3,500%–4.000%	9/25/29–11/25/57	359,513	366,659	0.7%
	Nonconventional Mortgage-Backed Securities—Other †				116,223	0.2%
					482,882	0.9%
Total U.S. Government and Agency Obligations (Cost $4,296,498)					4,365,092	8.2%
§,5 Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,519,512) †					1,521,493	2.8%

Wellesley Income Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Corporate Bonds
Finance
	Banking
3	Bank of America Corp.	2.816%–6.110%	1/11/23–3/15/50	559,905	578,059	1.1%
	Bank One Corp.	7.750%	7/15/25	25,000	30,394	0.1%
3	Goldman Sachs Group Inc.	2.625%–6.250%	2/25/21–10/21/45	643,260	661,096	1.2%
5	HSBC Bank plc	4.750%	1/19/21	42,960	44,412	0.1%
	HSBC Bank USA NA	5.875%	11/1/34	21,000	25,068	0.1%
3	HSBC Holdings plc	3.262%–7.625%	3/8/21–3/14/44	305,525	333,199	0.6%
6	HSBC Holdings plc, 3M USD LIBOR + 1.000%	3.683%	5/18/24	26,495	26,261	0.1%
	HSBC USA Inc.	2.350%–3.500%	3/5/20–6/23/24	111,785	111,649	0.2%
3	JPMorgan Chase & Co.	2.550%–6.300%	4/23/19–11/15/48	688,505	713,228	1.3%
3	Morgan Stanley	2.375%–7.300%	5/13/19–1/27/45	523,955	543,906	1.0%
	Wachovia Corp.	6.605%	10/1/25	15,000	17,439	0.0%
	Wells Fargo & Co.	2.150%–5.606%	1/30/20–12/7/46	560,685	574,723	1.1%
5	Banking—Other †				4,036,148	7.5%
	Brokerage †				26,619	0.1%
5	Insurance †				1,418,141	2.6%
5	Other Finance †				18,546	0.0%
5	Real Estate Investment Trusts †				172,820	0.3%
					9,331,708	17.4%
Industrial
5	Basic Industry †				95,410	0.2%
5	Capital Goods †				920,585	1.7%
	Communication
	Comcast Corp.	2.350%–4.950%	2/1/24–10/15/58	556,766	574,267	1.1%
5	NBCUniversal Enterprise Inc.	1.974%	4/15/19	84,070	84,049	0.1%
	NBCUniversal Media LLC	4.375%–4.450%	4/1/21–1/15/43	36,639	37,807	0.1%
5	Sky Ltd.	2.625%	9/16/19	30,550	30,480	0.1%
5	Sky plc	3.750%	9/16/24	42,911	44,538	0.1%
	Verizon Communications Inc.	3.450%–5.012%	3/15/21–3/15/55	231,294	244,224	0.4%
5	Communication—Other †				649,279	1.2%
5	Consumer Cyclical †				1,321,766	2.5%
	Consumer Noncyclical
	Johnson & Johnson	2.450%–6.730%	11/15/23–3/1/26	93,000	93,913	0.2%
	Merck & Co. Inc.	2.350%–4.150%	2/10/22–5/18/43	165,270	168,772	0.3%
	Pfizer Inc.	3.000%–4.100%	6/15/23–9/15/38	159,055	163,521	0.3%
	Philip Morris International Inc.	1.875%–4.875%	3/26/20–11/10/44	175,695	173,266	0.3%
	Wyeth LLC	5.950%	4/1/37	15,000	19,086	0.0%
5	Consumer Noncyclical—Other †				3,108,804	5.8%
	Energy
	Chevron Corp.	2.355%–3.191%	12/5/22–6/24/23	75,750	77,286	0.1%
	Dominion Energy Gas Holdings LLC	3.550%–4.800%	11/1/23–12/15/44	35,278	36,834	0.1%
	Texaco Capital Inc.	8.625%	4/1/32	25,000	36,594	0.1%
5	Energy—Other †				952,323	1.8%
5	Other Industrial †				164,114	0.3%

Wellesley Income Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Technology
	Cisco Systems Inc.	2.500%	9/20/26	15,921	15,460	0.0%
	Intel Corp.	2.875%–4.100%	5/11/24–5/19/46	77,580	80,335	0.2%
5	Technology—Other †				1,737,505	3.2%
5	Transportation †				287,318	0.5%
					11,117,536	20.7%
Utilities
	Electric
	Dominion Energy Inc.	2.579%–4.600%	7/1/19–3/15/49	46,945	47,567	0.1%
	South Carolina Electric & Gas Co.	4.250%–6.625%	8/15/28–6/1/65	110,832	126,506	0.2%
	Virginia Electric & Power Co.	3.500%–6.000%	3/15/27–5/15/37	50,200	53,194	0.1%
5	Electric—Other †				1,907,165	3.6%
5	Natural Gas †				265,851	0.5%
	Other Utility †				49,780	0.1%
					2,450,063	4.6%
Total Corporate Bonds (Cost $22,414,429)					22,899,307	42.7%
[5]Sovereign Bonds (Cost $1,554,289) †					1,565,372	2.9%
Taxable Municipal Bonds (Cost $1,423,799) †					1,627,739	3.0%

				Shares
Common Stocks
Communication Services
	Verizon Communications Inc.			13,358,818	789,907	1.5%
	Comcast Corp. Class A			11,973,672	478,708	0.9%
	Communication Services—Other †				163,055	0.3%
					1,431,670	2.7%
Consumer Discretionary
	Home Depot Inc.			1,584,613	304,071	0.6%
	McDonald’s Corp.			1,370,509	260,260	0.5%
	Consumer Discretionary—Other †				114,866	0.2%
					679,197	1.3%
Consumer Staples
	Philip Morris International Inc.			5,821,587	514,570	0.9%
	Unilever NV			7,413,579	432,137	0.8%
	Coca-Cola Co.			7,684,788	360,109	0.7%
	Procter & Gamble Co.			3,073,087	319,755	0.6%
	PepsiCo Inc.			2,109,536	258,524	0.5%
	Mondelez International Inc. Class A			4,809,011	240,066	0.4%
	Consumer Staples—Other †				259,391	0.5%
					2,384,552	4.4%
Energy
	Chevron Corp.			4,233,852	521,526	1.0%
	Exxon Mobil Corp.			5,454,445	440,719	0.8%
	Suncor Energy Inc.			13,350,176	432,946	0.8%
^	TransCanada Corp.			6,746,946	303,028	0.6%
	Occidental Petroleum Corp.			3,195,825	211,564	0.4%
	Energy—Other †				302,911	0.5%
					2,212,694	4.1%

Wellesley Income Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Financials
JPMorgan Chase & Co.	8,418,311	852,186	1.6%
MetLife Inc.	8,532,406	363,224	0.7%
Wells Fargo & Co.	7,409,822	358,043	0.7%
Bank of America Corp.	8,607,932	237,493	0.4%
Travelers Cos. Inc.	1,672,015	229,334	0.4%
PNC Financial Services Group Inc.	1,788,304	219,353	0.4%
Financials—Other †		779,410	1.5%
		3,039,043	5.7%
Health Care
Johnson & Johnson	5,269,718	736,654	1.4%
Pfizer Inc.	15,785,435	670,407	1.3%
Merck & Co. Inc.	5,530,242	459,950	0.9%
Medtronic plc	3,739,225	340,569	0.6%
Novartis AG	3,280,424	315,313	0.6%
Roche Holding AG	1,025,406	282,556	0.5%
Koninklijke Philips NV	6,590,891	269,289	0.5%
Bristol-Myers Squibb Co.	4,591,161	219,044	0.4%
Health Care—Other †		344,672	0.6%
		3,638,454	6.8%
Industrials
Lockheed Martin Corp.	1,396,116	419,058	0.8%
Caterpillar Inc.	2,260,179	306,232	0.6%
Eaton Corp. plc	3,784,109	304,848	0.5%
3M Co.	1,281,775	266,327	0.5%
Industrials—Other †		370,214	0.7%
		1,666,679	3.1%
Information Technology
Cisco Systems Inc.	14,316,276	772,936	1.4%
Intel Corp.	10,159,855	545,584	1.0%
Analog Devices Inc.	2,762,052	290,761	0.6%
Information Technology—Other †		525,059	1.0%
		2,134,340	4.0%
Materials
DowDuPont Inc.	6,802,899	362,662	0.7%
Materials—Other †		286,406	0.5%
		649,068	1.2%
Real Estate
Crown Castle International Corp.	2,939,753	376,288	0.7%

Utilities
Dominion Energy Inc.	4,447,057	340,911	0.6%
NextEra Energy Inc.	1,346,720	260,348	0.5%
Duke Energy Corp.	2,890,898	260,181	0.5%
Sempra Energy	2,057,469	258,953	0.5%
American Electric Power Co. Inc.	2,886,425	241,738	0.4%
Eversource Energy	3,279,178	232,658	0.4%
Utilities—Other †		206,358	0.4%
		1,801,147	3.3%
Total Common Stocks (Cost $14,535,926)		20,013,132	37.3%

Wellesley Income Fund

					Market	Percentage
					Value•	of Net
		Coupon		Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
7,8	Vanguard Market Liquidity Fund	2.554%		3,398,974	339,965	0.6%

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements
	Bank of America Securities, LLC. (Dated 3/29/19, Repurchase Value $136,929,000, collateralized by Federal National Mortgage Assn., 2.909%–4.500%, 8/1/27–10/1/48, with a value of $139,638,000)	2.550%	4/1/19	136,900	136,900	0.3%
	Deutsche Bank Securities, Inc. (Dated 3/29/19, Repurchase Value $13,003,000, collateralized by U.S. Treasury Bill, 0.000%, 7/11/19, with a value of $13,260,000)	2.570%	4/1/19	13,000	13,000	0.0%
	HSBC Bank USA (Dated 3/29/19, Repurchase Value $120,526,000, collateralized by U.S. Treasury Bill, 0.000%, 4/16/19–3/26/20, and U.S. Treasury Note/Bond, 1.125%–6.125%, 5/31/19–11/15/47, with a value of $122,910,000)	2.550%	4/1/19	120,500	120,500	0.2%
	HSBC Bank USA (Dated 3/29/19, Repurchase Value of $51,011,000, collateralized by Federal Home Loan Mortgage Corp., 3.000%–4.500%, 11/1/32–1/1/49, and Federal National Mortgage Assn., 3.000%–5.500%, 4/1/37–10/1/48, with a value of $52,020,000)	2.570%	4/1/19	51,000	51,000	0.1%
	JP Morgan Securities LLC. (Dated 3/29/19, Repurchase Value $172,037,000, collateralized by U.S. Treasury Note/Bond, 1.125%–8.500%, 5/31/19–5/15/21, with a value of $175,440,000)	2.550%	4/1/19	172,000	172,000	0.3%

Wellesley Income Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Natixis SA (Dated 3/29/19, Repurchase Value $177,238,000, collateralized by Federal Home Loan Mortgage Corp., 0.000%, 3/15/31, and U.S. Treasury Note/Bond, 0.750%–3.875%, 7/15/19–5/15/48, with a value of $180,744,000)	2.550%	4/1/19	177,200	177,200	0.4%
Nomura International PLC (Dated 3/29/19, Repurchase Value $418,490,000, collateralized by U.S. Treasury Bill, 0.000%, 4/2/19–12/5/19, and U.S. Treasury Note/Bond, 0.125%–8.750%, 5/15/19 –2/15/49, with a value of $426,768,000)	2.570%	4/1/19	418,400	418,400	0.8%
RBC Capital Markets LLC (Dated 3/29/19, Repurchase Value of $118,925,000, collateralized by Federal Home Loan Mortgage Corp., 3.500%–4.500%, 1/1/44–2/1/49, and Federal National Mortgage Assn., 3.500%–5.000%, 8/1/42–4/1/49, with a value of $121,278,000)	2.550%	4/1/19	118,900	118,900	0.2%
RBS Securities, Inc. (Dated 3/29/19, Repurchase Value of $103,822,000, collateralized by U.S. Treasury Note/Bond, 0.125%–3.375%, 1/15/23–4/15/32, with a value of $105,876,000)	2.550%	4/1/19	103,800	103,800	0.2%
				1,311,700	2.5%
U.S. Government and Agency Obligations
United States Treasury Bill	2.365%	4/11/19	200,000	199,866	0.4%
Total Temporary Cash Investments (Cost $1,851,500)				1,851,531	3.5%
Total Investments (Cost $47,595,953)				53,843,666	100.4%

Wellesley Income Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	2,660
Receivables for Investment Securities Sold	736,019
Receivables for Accrued Income	317,389
Receivables for Capital Shares Issued	29,864
Variation Margin Receivable—Futures Contracts	1,999
Total Other Assets	1,087,931	2.0%
Liabilities
Payables for Investment Securities Purchased	(830,712)
Collateral for Securities on Loan	(339,910)
Payables to Investment Advisor	(7,866)
Payables for Capital Shares Redeemed	(30,067)
Payables to Vanguard	(39,565)
Variation Margin Payable—Futures Contracts	(2,232)
Other Liabilities	(43,790)
Total Liabilities	(1,294,142)	(2.4%)
Net Assets	53,637,455	100.0%

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	47,417,477
Total Distributable Earnings (Loss)	6,219,978
Net Assets	53,637,455

Investor Shares — Net Assets
Applicable to 471,514,908 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,205,617
Net Asset Value Per Share — Investor Shares	$25.89

Wellesley Income Fund

Amount
($000)
Admiral Shares — Net Assets
Applicable to 660,739,625 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,431,838
Net Asset Value Per Share — Admiral Shares	$62.71

• See Note A in Notes to Financial Statements.

§ Security value determined using significant unobservable inputs.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $320,198,000.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 Securities with a value of $4,686,000 have been segregated as initial margin for open futures contracts.

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2019.

5 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $6,608,283,000, representing 12.3% of net assets.

6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

8 Includes $339,910,000 of collateral received for securities on loan.

REMICS—Real Estate Mortgage Investment Conduits.

LIBOR—London Inter-bank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2019	8,847	1,024,731	10,279
2-Year U.S. Treasury Note	June 2019	839	178,786	665
				10,944

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2019	(983)	(165,144)	(6,034)
				4,910

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Dividends[1]	310,867
Interest	571,905
Securities Lending—Net	314
Total Income	883,086
Expenses
Investment Advisory Fees—Note B
Basic Fee	14,023
Performance Adjustment	1,404
The Vanguard Group—Note C
Management and Administrative—Investor Shares	9,259
Management and Administrative—Admiral Shares	18,745
Marketing and Distribution—Investor Shares	731
Marketing and Distribution—Admiral Shares	945
Custodian Fees	121
Shareholders’ Reports—Investor Shares	105
Shareholders’ Reports—Admiral Shares	127
Trustees’ Fees and Expenses	28
Total Expenses	45,488
Net Investment Income	837,598
Realized Net Gain (Loss)
Investment Securities Sold[2]	67,433
Futures Contracts	8,669
Swap Contracts	(2,152)
Forward Currency Contracts	(4,828)
Foreign Currencies	47
Realized Net Gain (Loss)	69,169
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,046,614
Futures Contracts	(9,766)
Forward Currency Contracts	(2,471)
Foreign Currencies	67
Change in Unrealized Appreciation (Depreciation)	1,034,444
Net Increase (Decrease) in Net Assets Resulting from Operations	1,941,211

1 Dividends are net of foreign withholding taxes of $7,237,000.

2 Realized net gain (loss) and change in unrealized appreciation (depreciation) from an affiliated company of the fund were ($5,000) and $34,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	837,598	1,620,888
Realized Net Gain (Loss)	69,169	2,463,790
Change in Unrealized Appreciation (Depreciation)	1,034,444	(2,320,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,941,211	1,764,360
Distributions
Net Investment Income
Investor Shares	(196,309)	(389,576)
Admiral Shares	(674,017)	(1,236,857)
Realized Capital Gain[1]
Investor Shares	(476,867)	(158,569)
Admiral Shares	(1,591,417)	(472,158)
Total Distributions	(2,938,610)	(2,257,160)
Capital Share Transactions
Investor Shares	44,467	(1,702,663)
Admiral Shares	1,436,405	1,154,836
Net Increase (Decrease) from Capital Share Transactions	1,480,872	(547,827)
Total Increase (Decrease)	483,473	(1,040,627)
Net Assets
Beginning of Period	53,153,982	54,194,609
End of Period	53,637,455	53,153,982

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $50,213,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$26.43	$26.66	$26.13	$24.71	$25.65	$24.82
Investment Operations
Net Investment Income	.405 [1]	.779 [1]	.769 [1]	.761	.760	.811
Net Realized and Unrealized Gain (Loss) on Investments	.520	.086	.810	2.014	(.487)	1.491
Total from Investment Operations	.925	.865	1.579	2.775	.273	2.302
Distributions
Dividends from Net Investment Income	(.424)	(.786)	(.780)	(.746)	(.761)	(.793)
Distributions from Realized Capital Gains	(1.041)	(.309)	(.269)	(.609)	(.452)	(.679)
Total Distributions	(1.465)	(1.095)	(1.049)	(1.355)	(1.213)	(1.472)
Net Asset Value, End of Period	$25.89	$26.43	$26.66	$26.13	$24.71	$25.65

Total Return[2]	3.82%	3.28%	6.22%	11.58%	1.03%	9.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,206	$12,398	$14,220	$14,175	$11,617	$11,830
Ratio of Total Expenses to Average Net Assets[3]	0.23%	0.23%	0.22%	0.22%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.18%	2.93%	2.95%	3.02%	2.96%	3.19%
Portfolio Turnover Rate[4]	28%	36%	22%	31%	59%	109%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.00%, (0.00%), 0.00%, 0.00%, and 0.01%.

4 Includes 0%, 4%, 1%, 15%, 18%, and 23% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$64.03	$64.57	$63.30	$59.87	$62.14	$60.12
Investment Operations
Net Investment Income	1.003 [1]	1.934 [1]	1.908 [1]	1.887	1.884	2.010
Net Realized and Unrealized Gain (Loss) on Investments	1.248	.226	1.945	4.868	(1.171)	3.623
Total from Investment Operations	2.251	2.160	3.853	6.755	.713	5.633
Distributions
Dividends from Net Investment Income	(1.049)	(1.951)	(1.932)	(1.850)	(1.888)	(1.967)
Distributions from Realized Capital Gains	(2.522)	(.749)	(.651)	(1.475)	(1.095)	(1.646)
Total Distributions	(3.571)	(2.700)	(2.583)	(3.325)	(2.983)	(3.613)
Net Asset Value, End of Period	$62.71	$64.03	$64.57	$63.30	$59.87	$62.14

Total Return[2]	3.84%	3.38%	6.27%	11.64%	1.11%	9.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,432	$40,756	$39,974	$35,678	$28,083	$27,156
Ratio of Total Expenses to Average Net Assets[3]	0.16%	0.16%	0.15%	0.15%	0.16%	0.18%
Ratio of Net Investment Income to Average Net Assets	3.25%	3.00%	3.02%	3.09%	3.03%	3.26%
Portfolio Turnover Rate[4]	28%	36%	22%	31%	59%	109%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.00%, (0.00%), 0.00%, 0.00%, and 0.01%.

4 Includes 0%, 4%, 1%, 15%, 18%, and 23% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund

Notes to Financial Statements

Vanguard Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing

Wellesley Income Fund

brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2019, the fund’s average investments in long and short futures contracts each represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended March 31, 2019, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open forward currency contracts at March 31, 2019.

Wellesley Income Fund

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Wellesley Income Fund

During the six months ended March 31, 2019, the fund’s average investments in credit protection sold and credit protection purchased each represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at March 31, 2019.

6. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

7. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased.The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

Wellesley Income Fund

8. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

11. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Wellesley Income Fund

12. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

13. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance for the preceding three years relative to a combined index comprising the Bloomberg Barclays U.S. Credit A or Better Bond Index and the FTSE High Dividend Yield Index. For the six months ended March 31, 2019, the investment advisory fee represented an effective annual basic rate of 0.05% of the fund’s average net assets before an increase of $1,404,000 (0.01%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $2,660,000, representing 0.00% of the fund’s net assets and 1.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Wellesley Income Fund

D.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,365,092	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,473,708	47,785
Corporate Bonds	—	22,899,307	—
Sovereign Bonds	—	1,565,372	—
Taxable Municipal Bonds	—	1,627,739	—
Common Stocks	18,680,808	1,332,324	—
Temporary Cash Investments	339,965	1,511,566	—
Futures Contracts—Assets[1]	1,999	—	—
Futures Contracts—Liabilities[1]	(2,232)	—	—
Total	19,020,540	34,775,108	47,785

1 Represents variation margin on the last day of the reporting period.

Wellesley Income Fund

E.      At March 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	1,999	—	—	1,999
Unrealized Appreciation—Forward Currency Contracts	—	—	—	—
Unrealized Appreciation—Swap Contracts	—	—	—	—
Total Assets	1,999	—	—	1,999

Variation Margin Payable—Futures Contracts	(2,232)	—	—	(2,232)
Unrealized Depreciation—Forward Currency Contracts	—	—	—	—
Unrealized Depreciation—Swap Contracts	—	—	—	—
Total Liabilities	(2,232)	—	—	(2,232)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2019, were:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	8,669	—	—	8,669
Forward Currency Contracts	—	(4,828)	—	(4,828)
Swap Contracts	—	—	(2,152)	(2,152)
Realized Net Gain (Loss) on Derivatives	8,669	(4,828)	(2,152)	1,689

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(9,766)	—	—	(9,766)
Forward Currency Contracts	—	(2,471)	—	(2,471)
Swap Contracts	—	—	—	—
Change in Unrealized Appreciation (Depreciation) on Derivatives	(9,766)	(2,471)	—	(12,237)

Wellesley Income Fund

F.       As of March 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	47,624,579
Gross Unrealized Appreciation	6,731,596
Gross Unrealized Depreciation	(507,599)
Net Unrealized Appreciation (Depreciation)	6,223,997

G.     During the six months ended March 31, 2019, the fund purchased $4,116,962,000 of investment securities and sold $4,108,820,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,984,500,000 and $3,522,909,000, respectively.

H.      Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2019		September 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	920,672	36,182	2,106,829	78,984
Issued in Lieu of Cash Distributions	624,930	25,378	504,998	18,982
Redeemed	(1,501,135)	(59,089)	(4,314,490)	(162,392)
Net Increase (Decrease)—Investor Shares	44,467	2,471	(1,702,663)	(64,426)
Admiral Shares
Issued	2,803,939	45,465	6,483,472	100,463
Issued in Lieu of Cash Distributions	2,013,395	33,753	1,500,891	23,296
Redeemed	(3,380,929)	(55,021)	(6,829,527)	(106,266)
Net Increase (Decrease)—Admiral Shares	1,436,405	24,197	1,154,836	17,493

I.           Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q272 052019

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.2%)
U.S. Government Securities (5.3%)
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	164,950	169,180
	United States Treasury Note/Bond	2.250%	3/31/20	13,000	12,980
	United States Treasury Note/Bond	1.625%	6/30/20	57,795	57,253
	United States Treasury Note/Bond	2.500%	1/31/21	23,770	23,855
	United States Treasury Note/Bond	1.250%	3/31/21	43,000	42,153
	United States Treasury Note/Bond	2.875%	11/15/21	360,000	365,738
1	United States Treasury Note/Bond	2.125%	12/31/22	366,400	365,085
	United States Treasury Note/Bond	2.625%	6/30/23	178,585	181,458
	United States Treasury Note/Bond	2.000%	2/15/25	160,450	157,892
1	United States Treasury Note/Bond	2.000%	8/15/25	19,780	19,422
	United States Treasury Note/Bond	2.250%	11/15/27	81,580	80,789
	United States Treasury Note/Bond	2.875%	5/15/28	28,985	30,140
	United States Treasury Note/Bond	3.125%	11/15/28	358,235	380,403
	United States Treasury Note/Bond	2.625%	2/15/29	310,000	316,054
	United States Treasury Note/Bond	3.625%	2/15/44	29,950	34,517
	United States Treasury Note/Bond	3.375%	5/15/44	292,125	323,575
	United States Treasury Note/Bond	3.000%	8/15/48	70,930	73,579
	United States Treasury Note/Bond	3.000%	2/15/49	2,420	2,513
	United States Treasury Strip Principal	0.000%	5/15/47	179,000	80,228
	United States Treasury Strip Principal	0.000%	8/15/47	249,325	110,561
					2,827,375
Agency Notes (0.1%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	25,015

Conventional Mortgage-Backed Securities (1.9%)
2,3	Fannie Mae Pool	2.500%	8/1/27–10/1/28	4,775	4,764
2,3,4	Fannie Mae Pool	3.000%	4/1/34–10/1/46	246,979	248,031
2,3	Fannie Mae Pool	3.500%	9/1/47–1/1/58	476,484	482,798
2,3	Fannie Mae Pool	4.000%	12/1/48–4/1/49	131,491	135,192
2,3	Fannie Mae Pool	4.500%	3/1/34–6/1/38	—	—
2,3	Freddie Mac Gold Pool	4.000%	7/1/33–12/1/48	151,719	156,114
2	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	35	39
2	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	2,719	2,882
					1,029,820
Nonconventional Mortgage-Backed Securities (0.9%)
2,3	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	346,882	353,642
2,3	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	12,631	13,017
2,3	Freddie Mac REMICS	3.000%	5/15/46	39,096	39,540
2,3	Freddie Mac REMICS	3.500%	3/15/31	3,960	4,061
2,3	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	69,603	72,622
					482,882
Total U.S. Government and Agency Obligations (Cost $4,296,498)					4,365,092
Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
2,5	American Express Credit Account Master Trust	2.950%	3/15/23	61,000	61,186
5	American Tower Trust I	3.070%	3/15/23	32,900	32,937
2	AmeriCredit Automobile Receivables Trust 2016-3	2.240%	4/8/22	12,670	12,565
2,5	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	10,990	11,032
2,5,6	Ares XXIX CLO Ltd., 3M USD LIBOR + 1.190%	3.963%	4/17/26	21,595	21,624
2,5,6	Atlas Senior Loan Fund X Ltd., 3M USD LIBOR + 1.090%	3.877%	1/15/31	7,405	7,310
2,5,6	Avery Point IV CLO Ltd., 3M USD LIBOR + 1.100%	3.871%	4/25/26	25,186	25,196
2,5,6	Babson CLO Ltd. 2014-I, 3M USD LIBOR + 1.150%	3.911%	7/20/25	3,096	3,099
5	Bank of Montreal	2.500%	1/11/22	122,300	121,860
2	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	10,415	10,508
2,5	Canadian Pacer Auto Receivables Trust 2018-2	2.547%	10/21/19	262	262
2,5	Canadian Pacer Auto Receiveable Trust A Series 2018	3.000%	6/21/21	8,696	8,731
2,5	Canadian Pacer Auto Receiveable Trust A Series 2018	3.270%	12/19/22	4,940	5,027
2,5,6	CARDS II Trust, 1M USD LIBOR + 0.370%	2.854%	4/18/22	18,300	18,300
2	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	35,130	35,238
2	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	20,455	20,824

1

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

2,5,6	Cent CLO, 3M USD LIBOR + 1.150%	3.640%	10/25/28	16,895	16,884
2,5	Chesapeake Funding II LLC	3.390%	1/15/31	32,055	32,259
2,5	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	5,955	5,909
2,5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	40,378	40,519
§,2,5	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	19,110	19,110
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,234
§,2,5	DB Master Finance LLC	3.787%	5/20/49	15,145	15,145
§,2,5	DB Master Finance LLC	4.021%	5/20/49	13,530	13,530
5	DNB Boligkreditt AS	2.500%	3/28/22	24,355	24,268
2,5	Enterprise Fleet Financing LLC	3.100%	10/20/23	3,225	3,232
2,5	Enterprise Fleet Financing LLC Series 2017-1	2.130%	7/20/22	3,302	3,290
2,5	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	27,412	27,364
2,5	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	18,860	19,024
2,5	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/22/24	24,850	24,850
2,5	Exeter Automobile Receivables Trust 2018-3	2.900%	1/18/22	6,773	6,773
2,5	Ford Credit Floorplan Master Owner Trust A	2.090%	3/15/22	10,250	10,186
2,5	Golden Credit Card Trust	1.980%	4/15/22	29,050	28,779
2,5	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	18,500	18,447
2,5	Hyundai Auto Lease Securitization Trust 2018-A	2.550%	8/17/20	13,933	13,921
2,5,6	Madison Park Funding XII Ltd., 3M USD LIBOR + 1.260%	4.021%	7/20/26	23,443	23,456
2,5,6	Madison Park Funding XIII Ltd., 3M USD LIBOR + 0.950%	3.711%	4/19/30	34,150	33,882
2,5	MAPS Ltd.	4.458%	3/15/44	6,790	6,879
2,5,6	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR + 0.490%	2.977%	7/21/24	36,965	36,827
2,5,6	Mercedes-Benz Master Owner Trust 2016-B, 1M USD LIBOR + 0.700%	3.184%	5/17/21	13,575	13,582
5	National Australia Bank Ltd.	2.400%	12/7/21	75,600	74,927
2	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	15,895	16,032
2,5	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	23,260	23,646
2,5	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	35,475	35,859
2,5	OneMain Direct Auto Receivables Trust 2017-2	2.310%	12/14/21	20,524	20,451
2,5	OneMain Financial Issuance Trust 2016-1A	3.660%	2/20/29	9,817	9,858
2,5	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	2,409	2,412
2,5	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	12,784	12,689
2,5	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	33,750	34,057
2	Santander Drive Auto Receivables Trust 2018-5	2.970%	7/15/21	33,925	33,937
2	Santander Drive Auto Receivables Trust 2018-5	3.190%	3/15/22	6,540	6,572
2,5	Securitized Term Auto Receivables Trust 2018-2	3.060%	2/25/21	16,547	16,565
2,5	Securitized Term Auto Receivables Trust 2018-2	3.325%	8/25/22	18,220	18,371
2,5,6	Seneca Park CLO Ltd. 2014-1, 3M USD LIBOR + 1.120%	3.893%	7/17/26	17,314	17,326
2,5	SFAVE Commercial Mortgage Securities Trust 2015-5AVE	4.144%	1/5/43	22,000	21,886
2,5	SoFi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	12,100	12,083
2,5	SoFi Consumer Loan Program 2018-4 Trust	3.540%	11/26/27	26,184	26,313
2,5	SoFi Consumer Loan Program 2019-1 Trust	3.240%	2/25/28	29,525	29,643
2,5	Springleaf Funding Trust	3.160%	11/15/24	5,403	5,402
2,5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	19,420	19,489
2,5,6	Symphony CLO XIV Ltd., 3M USD LIBOR + 1.280%	4.077%	7/14/26	34,612	34,609
2,5,6	Thacher Park CLO Ltd., 3M USD LIBOR + 1.160%	3.921%	10/20/26	15,891	15,908
5	Toronto-Dominion Bank	2.500%	1/18/22	77,500	77,178
2,5	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	1,702	1,669
2,5	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	41,965	42,157
2	Utility Debt Securitization Authority Series 2013T	3.435%	12/15/25	6,775	6,855
2,5	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	17,968	18,145
2	Verizon Owner Trust 2018-A	3.230%	4/20/23	20,670	20,940
2,5,6	Voya CLO 2014-1 Ltd., 3M USD LIBOR + 0.990%	3.770%	4/18/31	16,725	16,465
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,519,512)					1,521,493

2

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (42.7%)
Finance (17.4%)
	Banking (14.4%)
5	ABN AMRO Bank NV	2.450%	6/4/20	20,406	20,325
	American Express Credit Corp.	2.250%	8/15/19	24,000	23,980
	American Express Credit Corp.	2.700%	3/3/22	83,055	83,185
	Banco Santander SA	3.125%	2/23/23	28,600	28,139
	Banco Santander SA	3.848%	4/12/23	17,000	17,130
	Bank of America Corp.	3.300%	1/11/23	18,875	19,162
2	Bank of America Corp.	2.816%	7/21/23	60,600	60,173
	Bank of America Corp.	4.100%	7/24/23	47,670	49,949
	Bank of America Corp.	3.004%	12/20/23	42,652	42,464
	Bank of America Corp.	4.125%	1/22/24	7,500	7,867
	Bank of America Corp.	4.000%	1/22/25	26,225	26,809
2	Bank of America Corp.	3.593%	7/21/28	37,995	37,889
	Bank of America Corp.	3.419%	12/20/28	48,603	47,515
2	Bank of America Corp.	4.271%	7/23/29	72,640	75,578
2	Bank of America Corp.	3.974%	2/7/30	69,430	70,735
	Bank of America Corp.	6.110%	1/29/37	30,000	35,550
	Bank of America Corp.	5.875%	2/7/42	8,770	10,944
	Bank of America Corp.	5.000%	1/21/44	24,180	27,263
2	Bank of America Corp.	3.946%	1/23/49	5,290	5,171
2	Bank of America Corp.	4.330%	3/15/50	59,475	60,990
	Bank of Montreal	3.100%	4/13/21	46,940	47,358
	Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	49,627
	Bank of New York Mellon Corp.	2.150%	2/24/20	49,755	49,495
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	31,776
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	22,690
6	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	3.800%	10/30/23	43,060	43,497
	Bank of Nova Scotia	2.450%	3/22/21	39,905	39,802
	Bank of Nova Scotia	2.800%	7/21/21	58,100	58,170
	Bank One Corp.	7.750%	7/15/25	25,000	30,394
5	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	37,820	37,704
	Barclays Bank plc	5.140%	10/14/20	7,935	8,120
6	Barclays Bank plc, 3M USD LIBOR + 1.380%	4.063%	5/16/24	36,710	35,699
	BB&T Corp.	5.250%	11/1/19	19,000	19,253
	BB&T Corp.	3.200%	9/3/21	25,210	25,445
	BB&T Corp.	3.700%	6/5/25	48,000	49,778
5	BNP Paribas SA	2.950%	5/23/22	4,365	4,345
	BNP Paribas SA	3.250%	3/3/23	4,190	4,248
5	BNP Paribas SA	3.800%	1/10/24	76,490	76,981
5	BNP Paribas SA	3.375%	1/9/25	61,070	59,639
5	BNP Paribas SA	3.500%	11/16/27	82,370	79,555
5	BNP Paribas SA	4.400%	8/14/28	57,800	59,536
	BPCE SA	2.500%	7/15/19	42,100	42,024
5	BPCE SA	5.700%	10/22/23	10,670	11,367
	BPCE SA	4.000%	4/15/24	25,885	26,766
5	BPCE SA	5.150%	7/21/24	37,185	38,826
5	BPCE SA	3.500%	10/23/27	64,900	62,926
	Branch Banking & Trust Co.	2.625%	1/15/22	61,500	61,490
6	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	3.335%	6/16/22	57,790	57,915
	Capital One Financial Corp.	2.500%	5/12/20	27,000	26,907
	Capital One Financial Corp.	4.750%	7/15/21	36,165	37,898
	Capital One Financial Corp.	3.750%	4/24/24	60,945	61,953
	Capital One Financial Corp.	3.200%	2/5/25	9,055	8,884
	Citibank NA	3.050%	5/1/20	67,750	68,031
	Citigroup Inc.	2.550%	4/8/19	30,000	29,999
	Citigroup Inc.	2.500%	7/29/19	29,565	29,542
	Citigroup Inc.	2.400%	2/18/20	87,550	87,243
	Citigroup Inc.	4.500%	1/14/22	30,140	31,451
	Citigroup Inc.	4.125%	7/25/28	45,085	45,268

3

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

2	Citigroup Inc.	3.520%	10/27/28	72,260	71,094
	Citigroup Inc.	6.625%	6/15/32	9,000	11,110
2	Citigroup Inc.	3.878%	1/24/39	37,225	36,194
	Citigroup Inc.	8.125%	7/15/39	1,883	2,814
	Citigroup Inc.	5.875%	1/30/42	7,460	9,158
	Citigroup Inc.	5.300%	5/6/44	12,142	13,323
	Citigroup Inc.	4.750%	5/18/46	15,410	15,961
	Citigroup Inc.	4.650%	7/23/48	35,465	37,950
	Commonwealth Bank of Australia	2.300%	3/12/20	21,255	21,177
	Compass Bank	2.750%	9/29/19	12,250	12,237
5	Credit Agricole SA	2.500%	4/15/19	45,420	45,412
5	Credit Agricole SA	3.750%	4/24/23	31,690	31,973
5	Credit Agricole SA	3.250%	10/4/24	30,590	30,088
5,6	Credit Agricole SA, 3M USD LIBOR + 1.020%	3.799%	4/24/23	16,500	16,314
	Credit Suisse AG	2.300%	5/28/19	18,975	18,967
	Credit Suisse AG	5.300%	8/13/19	9,000	9,083
	Credit Suisse AG	3.000%	10/29/21	53,710	53,952
	Credit Suisse AG	3.625%	9/9/24	3,955	4,009
5	Credit Suisse Group AG	3.574%	1/9/23	40,835	40,938
2,5	Credit Suisse Group AG	4.207%	6/12/24	12,285	12,562
2,5	Credit Suisse Group AG	3.869%	1/12/29	11,050	10,846
5,6	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	3.837%	6/12/24	24,825	24,636
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	25,000	25,040
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	45,685	46,373
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	57,400	57,763
5	Danske Bank A/S	2.000%	9/8/21	41,970	40,470
5	Danske Bank A/S	5.000%	1/12/22	20,770	21,280
5	Danske Bank A/S	3.875%	9/12/23	45,515	44,719
5	Danske Bank A/S	5.375%	1/12/24	27,035	28,180
	Deutsche Bank AG	2.700%	7/13/20	24,575	24,310
	Deutsche Bank AG	3.150%	1/22/21	51,760	50,985
	Deutsche Bank AG	4.250%	10/14/21	45,940	46,207
5	DNB Bank ASA	2.375%	6/2/21	42,450	41,970
	Fifth Third Bank	2.875%	10/1/21	8,780	8,782
	Fifth Third Bank	3.850%	3/15/26	29,295	29,768
	Goldman Sachs Group Inc.	2.875%	2/25/21	25,990	26,018
	Goldman Sachs Group Inc.	2.625%	4/25/21	9,270	9,222
	Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	73,811
	Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	71,958
2	Goldman Sachs Group Inc.	2.876%	10/31/22	65,405	64,794
	Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,862
	Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	16,649
2	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	43,648
	Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	13,320
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	47,330
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	36,692
2	Goldman Sachs Group Inc.	3.691%	6/5/28	14,525	14,382
2	Goldman Sachs Group Inc.	3.814%	4/23/29	98,080	96,986
2	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	56,251
	Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	44,210
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	21,082
	Goldman Sachs Group Inc.	4.750%	10/21/45	15,895	16,881
5	HSBC Bank plc	4.750%	1/19/21	42,960	44,412
	HSBC Bank USA NA	5.875%	11/1/34	21,000	25,068
	HSBC Holdings plc	3.400%	3/8/21	50,000	50,479
	HSBC Holdings plc	4.000%	3/30/22	10,870	11,209
2	HSBC Holdings plc	3.262%	3/13/23	25,625	25,699
	HSBC Holdings plc	3.600%	5/25/23	56,130	57,144
	HSBC Holdings plc	3.900%	5/25/26	7,915	7,993
2	HSBC Holdings plc	4.041%	3/13/28	27,520	27,728
2	HSBC Holdings plc	4.583%	6/19/29	40,190	42,195
	HSBC Holdings plc	7.625%	5/17/32	15,800	20,929
	HSBC Holdings plc	6.500%	5/2/36	22,000	27,027
	HSBC Holdings plc	6.100%	1/14/42	43,680	56,381

4

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

	HSBC Holdings plc	5.250%	3/14/44	5,795	6,415
6	HSBC Holdings plc, 3M USD LIBOR + 1.000%	3.683%	5/18/24	26,495	26,261
	HSBC USA Inc.	2.350%	3/5/20	93,430	93,068
	HSBC USA Inc.	3.500%	6/23/24	18,355	18,581
	Huntington Bancshares Inc.	3.150%	3/14/21	26,950	27,064
	Huntington National Bank	2.200%	4/1/19	17,850	17,849
	Huntington National Bank	2.400%	4/1/20	36,530	36,404
	ING Groep NV	3.150%	3/29/22	13,170	13,187
	ING Groep NV	3.950%	3/29/27	33,605	33,716
	JPMorgan Chase & Co.	6.300%	4/23/19	68,310	68,451
	JPMorgan Chase & Co.	2.550%	3/1/21	26,000	25,933
	JPMorgan Chase & Co.	4.625%	5/10/21	14,000	14,526
	JPMorgan Chase & Co.	4.350%	8/15/21	33,285	34,462
	JPMorgan Chase & Co.	4.500%	1/24/22	18,260	19,082
	JPMorgan Chase & Co.	3.250%	9/23/22	22,380	22,725
	JPMorgan Chase & Co.	3.375%	5/1/23	36,370	36,720
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,662
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	12,023
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	26,794
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	73,310
	JPMorgan Chase & Co.	4.125%	12/15/26	24,400	25,135
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,650
2	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	42,622
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	85,011
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	19,258
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	16,030
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	13,258
2	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	156,576
5	Macquarie Bank Ltd.	2.400%	1/21/20	10,195	10,161
2,5	Macquarie Group Ltd.	4.150%	3/27/24	50,725	51,613
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,540	14,462
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	20,015
	Morgan Stanley	7.300%	5/13/19	53,955	54,239
	Morgan Stanley	2.375%	7/23/19	35,000	34,995
	Morgan Stanley	5.500%	7/24/20	15,000	15,512
	Morgan Stanley	5.750%	1/25/21	13,900	14,616
	Morgan Stanley	2.500%	4/21/21	30,630	30,445
	Morgan Stanley	2.625%	11/17/21	30,200	30,010
	Morgan Stanley	2.750%	5/19/22	63,830	63,536
	Morgan Stanley	3.750%	2/25/23	23,000	23,611
	Morgan Stanley	3.875%	4/29/24	22,050	22,626
	Morgan Stanley	4.000%	7/23/25	20,805	21,458
	Morgan Stanley	3.125%	7/27/26	36,950	36,011
	Morgan Stanley	4.350%	9/8/26	15,000	15,420
	Morgan Stanley	3.625%	1/20/27	31,000	31,090
2	Morgan Stanley	3.772%	1/24/29	56,830	56,830
	Morgan Stanley	7.250%	4/1/32	51,100	68,415
	Morgan Stanley	4.300%	1/27/45	24,705	25,092
5	NBK SPC Ltd.	2.750%	5/30/22	56,875	55,823
	PNC Bank NA	3.300%	10/30/24	14,645	14,854
	PNC Bank NA	2.950%	2/23/25	34,775	34,653
	PNC Bank NA	3.100%	10/25/27	42,485	42,395
	PNC Bank NA	3.250%	1/22/28	60,960	61,541
	PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	41,271
	Royal Bank of Canada	2.500%	1/19/21	24,750	24,739
	Royal Bank of Canada	2.750%	2/1/22	44,630	44,846
	Santander Holdings USA Inc.	2.650%	4/17/20	19,225	19,165
	Santander Holdings USA Inc.	3.700%	3/28/22	28,405	28,722
	Santander Holdings USA Inc.	3.400%	1/18/23	26,105	26,048
5	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	50,900	50,718
5	Societe Generale SA	3.250%	1/12/22	55,070	54,801
2	State Street Corp.	2.653%	5/15/23	31,280	31,103
	SunTrust Bank	3.300%	5/15/26	11,955	11,871
	SunTrust Banks Inc.	2.900%	3/3/21	34,300	34,424

5

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

	Svenska Handelsbanken AB	1.875%	9/7/21	37,750	36,947
	Synchrony Bank	3.650%	5/24/21	46,290	46,694
	Toronto-Dominion Bank	2.500%	12/14/20	97,700	97,334
5	UBS AG	2.200%	6/8/20	27,590	27,437
5	UBS AG	4.500%	6/26/48	28,055	31,450
5	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	36,710	36,712
5	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	58,970	58,951
5	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	46,000	45,486
	US Bancorp	2.625%	1/24/22	47,510	47,591
	US Bancorp	3.700%	1/30/24	39,005	40,612
	US Bancorp	2.375%	7/22/26	45,000	43,019
	Wachovia Corp.	6.605%	10/1/25	15,000	17,439
	Wells Fargo & Co.	2.150%	1/30/20	38,370	38,184
	Wells Fargo & Co.	3.000%	1/22/21	27,580	27,712
	Wells Fargo & Co.	4.600%	4/1/21	40,000	41,449
	Wells Fargo & Co.	3.500%	3/8/22	54,840	55,973
	Wells Fargo & Co.	3.069%	1/24/23	10,465	10,489
	Wells Fargo & Co.	3.450%	2/13/23	39,400	39,924
	Wells Fargo & Co.	4.480%	1/16/24	34,444	36,447
	Wells Fargo & Co.	3.750%	1/24/24	30,455	31,317
	Wells Fargo & Co.	3.000%	2/19/25	28,660	28,397
	Wells Fargo & Co.	3.550%	9/29/25	27,170	27,737
	Wells Fargo & Co.	3.000%	4/22/26	36,830	35,819
	Wells Fargo & Co.	4.100%	6/3/26	45,700	46,576
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,268
	Wells Fargo & Co.	5.606%	1/15/44	28,551	32,911
	Wells Fargo & Co.	4.650%	11/4/44	20,735	21,301
	Wells Fargo & Co.	4.900%	11/17/45	16,060	17,260
	Wells Fargo & Co.	4.400%	6/14/46	36,200	36,200
	Wells Fargo & Co.	4.750%	12/7/46	38,790	40,759
	Westpac Banking Corp.	2.300%	5/26/20	22,948	22,858
	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.300%	3/15/20	6,625	6,783
	Charles Schwab Corp.	3.200%	3/2/27	19,790	19,836
	Insurance (2.6%)
	Aetna Inc.	2.800%	6/15/23	32,080	31,540
5	AIG Global Funding	2.700%	12/15/21	41,815	41,345
	American International Group Inc.	4.250%	3/15/29	33,365	33,726
	Anthem Inc.	3.700%	8/15/21	25,635	26,109
	Anthem Inc.	3.300%	1/15/23	20,000	20,218
	Anthem Inc.	3.650%	12/1/27	13,150	13,128
	Anthem Inc.	4.101%	3/1/28	42,145	43,414
	Anthem Inc.	4.650%	8/15/44	14,857	15,380
	Anthem Inc.	4.375%	12/1/47	15,905	15,815
	Berkshire Hathaway Inc.	2.750%	3/15/23	36,055	36,302
	Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	23,857
	Chubb INA Holdings Inc.	5.900%	6/15/19	15,000	15,090
	Chubb INA Holdings Inc.	2.300%	11/3/20	5,235	5,204
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	20,772
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	12,477
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	26,934
5	Cigna Corp.	4.375%	10/15/28	18,115	18,803
5	Cigna Corp.	4.800%	8/15/38	25,725	26,438
5	Cigna Corp.	4.900%	12/15/48	25,850	26,744
	Cigna Holding Co.	3.250%	4/15/25	30,765	30,501
5	Five Corners Funding Trust	4.419%	11/15/23	5,320	5,604
5	Guardian Life Global Funding	2.000%	4/26/21	12,825	12,603
5	Jackson National Life Global Funding	3.250%	1/30/24	48,955	49,274
5	Liberty Mutual Group Inc.	4.250%	6/15/23	2,608	2,693
5	Liberty Mutual Group Inc.	4.569%	2/1/29	9,217	9,615
5	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	26,369
	Loews Corp.	2.625%	5/15/23	14,100	13,937
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	23,441

6

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	8,985	9,804
5	MassMutual Global Funding II	2.350%	4/9/19	22,000	21,999
5	MassMutual Global Funding II	2.000%	4/15/21	42,188	41,579
	MetLife Inc.	3.600%	4/10/24	28,000	28,998
	MetLife Inc.	4.125%	8/13/42	5,300	5,339
	MetLife Inc.	4.875%	11/13/43	17,500	19,521
5	Metropolitan Life Global Funding I	3.450%	10/9/21	28,465	28,700
5	Metropolitan Life Global Funding I	2.650%	4/8/22	14,005	13,934
5	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	30,389
5	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	42,408
5	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	30,996
5	New York Life Global Funding	2.900%	1/17/24	58,670	59,018
5	New York Life Insurance Co.	5.875%	5/15/33	44,785	55,836
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,098	23,429
	Prudential Financial Inc.	4.500%	11/15/20	24,055	24,710
5	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	21,990	24,565
5	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	44,024
	Travelers Cos. Inc.	5.900%	6/2/19	9,400	9,450
	UnitedHealth Group Inc.	3.875%	10/15/20	6,786	6,901
	UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,362
	UnitedHealth Group Inc.	2.875%	3/15/23	12,000	12,077
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	14,220
	UnitedHealth Group Inc.	3.850%	6/15/28	34,260	35,906
	UnitedHealth Group Inc.	4.625%	7/15/35	13,325	14,901
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	26,744
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	39,374
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	32,892
	UnitedHealth Group Inc.	4.750%	7/15/45	19,035	21,411
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	8,634
	UnitedHealth Group Inc.	4.250%	6/15/48	57,410	60,687
	Other Finance (0.0%)
5	GTP Acquisition Partners I LLC	2.350%	6/15/20	18,745	18,546

	Real Estate Investment Trusts (0.3%)
	AvalonBay Communities Inc.	3.625%	10/1/20	17,315	17,488
	Boston Properties LP	3.125%	9/1/23	13,520	13,561
	Boston Properties LP	3.800%	2/1/24	1,780	1,821
	Realty Income Corp.	5.750%	1/15/21	8,675	9,065
	Simon Property Group LP	4.375%	3/1/21	22,000	22,576
	Simon Property Group LP	4.125%	12/1/21	12,946	13,381
	Simon Property Group LP	3.750%	2/1/24	6,645	6,909
	Simon Property Group LP	3.375%	10/1/24	20,470	20,897
5	WEA Finance LLC	4.125%	9/20/28	20,815	21,598
5	WEA Finance LLC	4.625%	9/20/48	26,575	27,829
5	WEA Finance LLC / Westfield UK & Europe Finance plc	2.700%	9/17/19	17,715	17,695
					9,331,708
Industrial (20.7%)
	Basic Industry (0.2%)
5	Air Liquide Finance SA	2.250%	9/27/23	21,000	20,374
5	Air Liquide Finance SA	2.500%	9/27/26	16,815	16,006
	International Paper Co.	4.350%	8/15/48	43,570	40,564
	Nutrien Ltd.	4.200%	4/1/29	6,850	7,041
	Nutrien Ltd.	5.000%	4/1/49	11,005	11,425
	Capital Goods (1.7%)
5	BAE Systems Holdings Inc.	2.850%	12/15/20	5,020	5,001
5	BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	26,573
5	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	30,227
	Boeing Co.	5.875%	2/15/40	5,000	6,243
	Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	39,333
	Caterpillar Inc.	3.900%	5/27/21	32,880	33,800
	Caterpillar Inc.	2.600%	6/26/22	9,575	9,565
	Caterpillar Inc.	3.400%	5/15/24	19,475	20,181

7

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

	Caterpillar Inc.	5.200%	5/27/41	19,770	23,267
	Deere & Co.	4.375%	10/16/19	13,090	13,203
	Eaton Corp.	6.500%	6/1/25	10,000	11,382
	General Dynamics Corp.	2.875%	5/11/20	54,940	55,117
	General Dynamics Corp.	3.875%	7/15/21	9,950	10,185
	General Electric Co.	2.700%	10/9/22	14,000	13,716
	General Electric Co.	3.100%	1/9/23	6,094	6,052
	Honeywell International Inc.	4.250%	3/1/21	29,484	30,372
	Illinois Tool Works Inc.	3.500%	3/1/24	42,775	44,217
	John Deere Capital Corp.	2.800%	1/27/23	8,000	8,031
	John Deere Capital Corp.	3.350%	6/12/24	9,000	9,223
	John Deere Capital Corp.	3.450%	3/13/25	43,560	44,805
	Johnson Controls International plc	5.000%	3/30/20	29,000	29,597
	Johnson Controls International plc	3.750%	12/1/21	25,000	25,305
	Lockheed Martin Corp.	2.500%	11/23/20	12,340	12,280
	Lockheed Martin Corp.	2.900%	3/1/25	26,840	26,650
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	7,303
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	13,514
	Lockheed Martin Corp.	4.090%	9/15/52	4,609	4,660
	Parker-Hannifin Corp.	4.450%	11/21/44	14,290	15,179
	Raytheon Co.	3.125%	10/15/20	10,000	10,102
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	61,019
5	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	62,809
5	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	43,796
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,040	26,895
	United Technologies Corp.	4.500%	4/15/20	24,170	24,565
	United Technologies Corp.	3.100%	6/1/22	10,095	10,163
	United Technologies Corp.	4.125%	11/16/28	32,800	34,077
	United Technologies Corp.	4.450%	11/16/38	9,050	9,363
	United Technologies Corp.	4.500%	6/1/42	55,694	57,400
	United Technologies Corp.	3.750%	11/1/46	5,891	5,415
	Communication (3.1%)
	America Movil SAB de CV	3.125%	7/16/22	66,820	67,159
	America Movil SAB de CV	6.125%	3/30/40	10,010	12,496
	American Tower Corp.	3.450%	9/15/21	23,985	24,257
	American Tower Corp.	4.700%	3/15/22	2,905	3,041
	American Tower Corp.	5.000%	2/15/24	23,881	25,680
	American Tower Corp.	4.400%	2/15/26	7,300	7,632
	AT&T Inc.	2.450%	6/30/20	17,525	17,453
	AT&T Inc.	4.600%	2/15/21	4,900	5,035
	AT&T Inc.	3.875%	8/15/21	20,000	20,472
	AT&T Inc.	7.850%	1/15/22	23,750	26,458
	AT&T Inc.	4.900%	8/15/37	4,175	4,220
	AT&T Inc.	4.850%	3/1/39	26,937	27,108
	CBS Corp.	4.300%	2/15/21	22,710	23,140
	Comcast Corp.	3.000%	2/1/24	51,960	52,118
	Comcast Corp.	3.600%	3/1/24	60,515	62,214
	Comcast Corp.	3.375%	2/15/25	2,565	2,598
	Comcast Corp.	3.150%	3/1/26	15,280	15,231
	Comcast Corp.	2.350%	1/15/27	19,840	18,540
	Comcast Corp.	4.250%	1/15/33	15,060	15,945
	Comcast Corp.	4.200%	8/15/34	25,155	26,134
	Comcast Corp.	4.400%	8/15/35	32,657	34,255
	Comcast Corp.	4.600%	10/15/38	46,815	50,072
	Comcast Corp.	4.650%	7/15/42	7,260	7,709
	Comcast Corp.	4.500%	1/15/43	20,000	20,713
	Comcast Corp.	4.750%	3/1/44	28,710	31,089
	Comcast Corp.	4.600%	8/15/45	46,358	49,145
	Comcast Corp.	3.969%	11/1/47	40,576	39,222
	Comcast Corp.	4.000%	3/1/48	17,415	16,983
	Comcast Corp.	4.700%	10/15/48	44,065	47,775
	Comcast Corp.	3.999%	11/1/49	26,848	26,105
	Comcast Corp.	4.049%	11/1/52	21,572	20,801

8

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

	Comcast Corp.	4.950%	10/15/58	34,115	37,618
5	Cox Communications Inc.	3.250%	12/15/22	24,135	24,265
5	Cox Communications Inc.	4.800%	2/1/35	58,525	55,301
5	Cox Communications Inc.	6.450%	12/1/36	1,575	1,691
5	Cox Communications Inc.	4.600%	8/15/47	3,325	3,163
	Crown Castle International Corp.	3.650%	9/1/27	10,385	10,221
	Crown Castle International Corp.	3.800%	2/15/28	8,575	8,516
5	Fox Corp.	5.576%	1/25/49	9,395	10,616
5	NBCUniversal Enterprise Inc.	1.974%	4/15/19	84,070	84,049
	NBCUniversal Media LLC	4.375%	4/1/21	26,000	26,819
	NBCUniversal Media LLC	4.450%	1/15/43	10,639	10,988
	Orange SA	9.000%	3/1/31	54,566	78,715
5	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	12,510
5	Sky Ltd.	2.625%	9/16/19	30,550	30,480
5	Sky plc	3.750%	9/16/24	42,911	44,538
2,5	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,800	47,327
	Time Warner Cable LLC	8.250%	4/1/19	11,944	11,943
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,738
	Verizon Communications Inc.	3.450%	3/15/21	15,585	15,819
	Verizon Communications Inc.	3.500%	11/1/21	55,237	56,336
	Verizon Communications Inc.	4.812%	3/15/39	67,074	72,112
	Verizon Communications Inc.	4.750%	11/1/41	28,730	30,245
	Verizon Communications Inc.	5.012%	4/15/49	52,343	57,100
	Verizon Communications Inc.	4.672%	3/15/55	12,325	12,612
	Vodafone Group plc	4.125%	5/30/25	11,380	11,599
	Vodafone Group plc	5.000%	5/30/38	1,890	1,874
	Vodafone Group plc	5.250%	5/30/48	42,055	42,116
5	Walt Disney Co.	4.500%	2/15/21	4,650	4,808
5	Walt Disney Co.	6.200%	12/15/34	11,000	14,414
	Walt Disney Co.	4.125%	6/1/44	18,320	19,427
	Warner Media LLC	3.600%	7/15/25	22,963	22,884
	Consumer Cyclical (2.5%)
	Alibaba Group Holding Ltd.	2.500%	11/28/19	10,480	10,470
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,035	2,049
	Alibaba Group Holding Ltd.	3.600%	11/28/24	45,610	46,711
	Alibaba Group Holding Ltd.	3.400%	12/6/27	65,650	64,573
	Amazon.com Inc.	2.500%	11/29/22	31,600	31,515
	Amazon.com Inc.	2.800%	8/22/24	26,740	26,756
	Amazon.com Inc.	4.800%	12/5/34	55,880	64,968
	Amazon.com Inc.	4.950%	12/5/44	17,920	21,388
	Amazon.com Inc.	4.250%	8/22/57	52,165	56,365
	American Honda Finance Corp.	2.300%	9/9/26	17,135	16,120
	AutoZone Inc.	4.000%	11/15/20	25,000	25,346
	AutoZone Inc.	3.700%	4/15/22	12,752	12,996
5	BMW US Capital LLC	2.000%	4/11/21	19,815	19,499
5	BMW US Capital LLC	2.250%	9/15/23	93,000	90,448
5	BMW US Capital LLC	2.800%	4/11/26	5,395	5,174
2,5	CVS Pass-Through Trust	5.926%	1/10/34	13,239	14,699
5	Daimler Finance North America LLC	2.250%	7/31/19	58,255	58,119
5	Daimler Finance North America LLC	2.450%	5/18/20	8,005	7,964
5	Daimler Finance North America LLC	2.300%	2/12/21	34,630	34,216
5	Daimler Finance North America LLC	2.000%	7/6/21	60,000	58,602
5	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,332
5	Daimler Finance North America LLC	3.250%	8/1/24	3,970	3,937
	Ford Motor Credit Co. LLC	3.157%	8/4/20	23,890	23,753
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,525	16,615
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	58,142
	Home Depot Inc.	2.700%	4/1/23	24,715	24,823
	Home Depot Inc.	3.900%	12/6/28	10,040	10,644
	Home Depot Inc.	4.400%	3/15/45	22,390	24,021
	Home Depot Inc.	4.500%	12/6/48	12,020	13,315
5	Hyundai Capital America	2.550%	4/3/20	29,410	29,214

9

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

5,6	Hyundai Capital America, 3M USD LIBOR + 0.940%	3.744%	7/8/21	50,500	50,280
	Lowe’s Cos. Inc.	3.100%	5/3/27	115,000	111,771
	Marriott International Inc.	2.300%	1/15/22	44,000	43,188
	McDonald’s Corp.	3.500%	7/15/20	21,760	21,979
	McDonald’s Corp.	2.625%	1/15/22	10,175	10,164
	McDonald’s Corp.	3.250%	6/10/24	4,400	4,480
	McDonald’s Corp.	4.875%	12/9/45	22,775	24,576
	Starbucks Corp.	4.500%	11/15/48	35,130	35,826
	Target Corp.	2.900%	1/15/22	11,850	11,999
5	Volkswagen Group of America Finance LLC	2.450%	11/20/19	13,860	13,793
	Walmart Inc.	2.550%	4/11/23	44,450	44,414
	Walmart Inc.	3.550%	6/26/25	56,485	58,690
	Walmart Inc.	3.625%	12/15/47	14,950	14,832
	Consumer Noncyclical (6.9%)
	Allergan Funding SCS	3.450%	3/15/22	23,785	23,990
	Allergan Funding SCS	3.800%	3/15/25	12,825	12,963
	Allergan Funding SCS	4.850%	6/15/44	14,075	14,034
	Altria Group Inc.	4.750%	5/5/21	40,806	42,389
	Altria Group Inc.	2.850%	8/9/22	11,835	11,795
	Altria Group Inc.	4.800%	2/14/29	21,200	21,840
	Altria Group Inc.	4.500%	5/2/43	10,105	9,089
	Altria Group Inc.	3.875%	9/16/46	22,625	18,526
	Amgen Inc.	3.625%	5/22/24	38,185	39,217
	Amgen Inc.	5.150%	11/15/41	27,515	29,452
	Amgen Inc.	4.663%	6/15/51	9,875	9,880
5	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	96,810	96,919
5	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	131,985	132,374
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	63,200	63,945
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	8,510
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	800	823
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	4,310	4,451
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	9,836	9,739
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	23,185	22,244
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,700	5,754
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	16,555
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,500	13,917
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	37,799
	Ascension Health	3.945%	11/15/46	14,675	15,063
2	Ascension Health	4.847%	11/15/53	2,165	2,536
	AstraZeneca plc	1.950%	9/18/19	12,435	12,377
	AstraZeneca plc	2.375%	11/16/20	37,225	36,995
	AstraZeneca plc	3.375%	11/16/25	27,755	28,007
	AstraZeneca plc	4.000%	1/17/29	33,295	34,544
	BAT Capital Corp.	3.557%	8/15/27	60,340	57,076
5	Bayer US Finance II LLC	4.250%	12/15/25	51,410	51,936
5	Bayer US Finance II LLC	5.500%	7/30/35	15,000	15,277
5	Bayer US Finance LLC	2.375%	10/8/19	6,140	6,123
5	Bayer US Finance LLC	3.000%	10/8/21	38,730	38,429
	Biogen Inc.	2.900%	9/15/20	17,465	17,507
	Boston Scientific Corp.	4.000%	3/1/29	6,515	6,715
	Cardinal Health Inc.	2.400%	11/15/19	22,090	22,013
	Cardinal Health Inc.	3.200%	3/15/23	11,650	11,594
	Cardinal Health Inc.	3.079%	6/15/24	16,720	16,285
	Cardinal Health Inc.	3.500%	11/15/24	20,020	19,807
	Cardinal Health Inc.	4.500%	11/15/44	23,250	20,719
5	Cargill Inc.	4.760%	11/23/45	57,879	65,562
	Catholic Health Initiatives	4.200%	8/1/23	11,695	12,111
2	Catholic Health Initiatives	4.350%	11/1/42	20,970	19,928
	Celgene Corp.	2.250%	5/15/19	5,145	5,142
	Celgene Corp.	3.550%	8/15/22	15,160	15,418
	Celgene Corp.	3.625%	5/15/24	11,980	12,150

10

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

	Coca-Cola Co.	4.500%	9/1/21	14,785	15,138
	Coca-Cola European Partners plc	3.500%	9/15/20	4,600	4,624
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	28,000	28,873
	Colgate-Palmolive Co.	2.950%	11/1/20	25,000	25,190
	CommonSpirit Health	2.950%	11/1/22	36,807	36,541
	Conagra Brands Inc.	4.600%	11/1/25	7,685	8,058
	Conagra Brands Inc.	5.300%	11/1/38	22,930	23,176
	Constellation Brands Inc.	2.700%	5/9/22	2,400	2,380
	CVS Health Corp.	2.750%	12/1/22	20,000	19,735
	CVS Health Corp.	4.875%	7/20/35	18,205	18,337
	CVS Health Corp.	5.125%	7/20/45	42,620	43,324
	CVS Health Corp.	5.050%	3/25/48	22,175	22,379
5	Danone SA	2.589%	11/2/23	10,000	9,810
5	Danone SA	2.947%	11/2/26	40,000	38,376
	Diageo Capital plc	2.625%	4/29/23	42,580	42,488
	Diageo Investment Corp.	2.875%	5/11/22	17,245	17,357
	Dignity Health	2.637%	11/1/19	4,480	4,474
	Dignity Health	3.812%	11/1/24	18,560	18,933
	Eli Lilly & Co.	3.700%	3/1/45	20,040	19,754
5	EMD Finance LLC	2.400%	3/19/20	1,100	1,093
5	EMD Finance LLC	2.950%	3/19/22	19,640	19,546
	Express Scripts Holding Co.	2.250%	6/15/19	14,030	14,010
5	Forest Laboratories Inc.	4.875%	2/15/21	3,312	3,391
5	Forest Laboratories LLC	5.000%	12/15/21	23,725	24,649
	Gilead Sciences Inc.	2.550%	9/1/20	15,245	15,225
	Gilead Sciences Inc.	2.500%	9/1/23	26,390	26,067
	Gilead Sciences Inc.	3.700%	4/1/24	21,420	22,127
	Gilead Sciences Inc.	3.500%	2/1/25	28,575	29,143
	Gilead Sciences Inc.	4.500%	2/1/45	55,782	56,018
	Gilead Sciences Inc.	4.750%	3/1/46	13,200	13,795
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	25,800
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	19,235
	GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	51,787
5	Imperial Tobacco Finance plc	3.750%	7/21/22	58,995	59,679
	Johnson & Johnson	6.730%	11/15/23	15,000	17,646
	Johnson & Johnson	2.450%	3/1/26	78,000	76,267
	Kaiser Foundation Hospitals	3.500%	4/1/22	19,815	20,306
	Kaiser Foundation Hospitals	3.150%	5/1/27	18,190	18,278
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	14,687
	Kraft Heinz Foods Co.	3.000%	6/1/26	31,320	29,345
	Kraft Heinz Foods Co.	5.000%	7/15/35	7,370	7,241
	Kraft Heinz Foods Co.	4.375%	6/1/46	78,335	67,963
	Kroger Co.	3.300%	1/15/21	13,605	13,674
	Kroger Co.	3.850%	8/1/23	5,055	5,197
2	Mayo Clinic	4.128%	11/15/52	11,465	12,014
	McKesson Corp.	2.700%	12/15/22	7,010	6,926
	McKesson Corp.	2.850%	3/15/23	6,840	6,756
	McKesson Corp.	3.796%	3/15/24	9,525	9,721
	Medtronic Inc.	3.150%	3/15/22	61,030	62,146
	Medtronic Inc.	3.625%	3/15/24	7,510	7,799
	Medtronic Inc.	3.500%	3/15/25	62,791	64,686
	Medtronic Inc.	4.375%	3/15/35	21,968	23,929
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	13,644
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	8,122
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	6,296
	Merck & Co. Inc.	2.350%	2/10/22	24,825	24,796
	Merck & Co. Inc.	2.800%	5/18/23	15,650	15,826
	Merck & Co. Inc.	2.750%	2/10/25	38,000	38,082
	Merck & Co. Inc.	3.400%	3/7/29	58,390	59,919
	Merck & Co. Inc.	4.150%	5/18/43	28,405	30,149
	Mercy Health	4.302%	7/1/28	15,415	16,571
	Molson Coors Brewing Co.	3.500%	5/1/22	14,905	15,020
	Mylan NV	3.950%	6/15/26	59,430	56,725
	New York & Presbyterian Hospital	4.024%	8/1/45	22,955	24,002

11

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

	Novartis Capital Corp.	3.400%	5/6/24	13,425	13,894
	Novartis Capital Corp.	4.400%	5/6/44	21,485	23,753
	Partners Healthcare System	3.443%	7/1/21	2,000	2,035
	PepsiCo Inc.	2.375%	10/6/26	72,545	69,603
	PepsiCo Inc.	4.000%	3/5/42	35,200	36,601
	PepsiCo Inc.	3.450%	10/6/46	45,740	44,162
	Pfizer Inc.	3.000%	6/15/23	25,440	25,892
	Pfizer Inc.	3.000%	12/15/26	28,400	28,416
	Pfizer Inc.	3.450%	3/15/29	52,500	53,890
	Pfizer Inc.	4.100%	9/15/38	52,715	55,323
	Philip Morris International Inc.	4.500%	3/26/20	25,000	25,447
	Philip Morris International Inc.	1.875%	2/25/21	43,455	42,774
	Philip Morris International Inc.	4.125%	5/17/21	15,705	16,144
	Philip Morris International Inc.	2.500%	8/22/22	13,250	13,134
	Philip Morris International Inc.	2.625%	3/6/23	23,000	22,776
	Philip Morris International Inc.	4.500%	3/20/42	11,665	11,524
	Philip Morris International Inc.	3.875%	8/21/42	22,785	20,825
	Philip Morris International Inc.	4.875%	11/15/43	5,835	6,084
	Philip Morris International Inc.	4.250%	11/10/44	15,000	14,558
2	Procter & Gamble - Esop	9.360%	1/1/21	5,702	6,045
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	18,290	17,596
2	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	12,092
5	Roche Holdings Inc.	2.875%	9/29/21	26,150	26,319
5	Roche Holdings Inc.	2.375%	1/28/27	61,570	58,773
	Sanofi	4.000%	3/29/21	36,275	37,279
5	Sigma Alimentos SA de CV	4.125%	5/2/26	24,660	24,163
5	South Carolina Electric & Gas Co.	2.750%	6/15/20	17,600	17,534
5	South Carolina Electric & Gas Co.	3.250%	6/7/22	50,880	50,811
5	South Carolina Electric & Gas Co.	3.500%	6/15/22	7,440	7,488
5	South Carolina Electric & Gas Co.	3.950%	6/15/25	15,000	15,015
	SSM Health Care Corp.	3.823%	6/1/27	35,390	35,965
	Stanford Health Care	3.795%	11/15/48	8,555	8,608
	Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	6,765	6,643
	Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	36,645	32,770
	Unilever Capital Corp.	4.250%	2/10/21	78,185	80,576
	Wyeth LLC	5.950%	4/1/37	15,000	19,086
	Energy (2.1%)
5	BG Energy Capital plc	4.000%	10/15/21	17,070	17,528
5	BG Energy Capital plc	5.125%	10/15/41	20,000	22,648
	BP Capital Markets America Inc.	4.500%	10/1/20	28,000	28,746
	BP Capital Markets America Inc.	4.742%	3/11/21	10,000	10,388
	BP Capital Markets America Inc.	3.245%	5/6/22	10,000	10,173
	BP Capital Markets plc	2.315%	2/13/20	3,760	3,743
	BP Capital Markets plc	3.062%	3/17/22	35,770	36,133
	BP Capital Markets plc	2.500%	11/6/22	8,000	7,951
	BP Capital Markets plc	3.994%	9/26/23	13,130	13,757
	BP Capital Markets plc	3.814%	2/10/24	38,000	39,524
	BP Capital Markets plc	3.506%	3/17/25	41,710	42,516
	Chevron Corp.	2.355%	12/5/22	6,000	5,958
	Chevron Corp.	3.191%	6/24/23	69,750	71,328
	ConocoPhillips	7.000%	3/30/29	11,500	14,612
	ConocoPhillips	4.950%	3/15/26	12,710	14,186
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	14,085	14,268
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	14,190	15,283
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	7,003	7,283
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	5,336
	Enterprise Products Operating LLC	4.250%	2/15/48	23,475	22,865
	EOG Resources Inc.	5.625%	6/1/19	16,285	16,332
	Exxon Mobil Corp.	2.222%	3/1/21	12,735	12,664
	Exxon Mobil Corp.	2.726%	3/1/23	10,710	10,792
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,437
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	11,674
	Noble Energy Inc.	4.150%	12/15/21	14,890	15,247

12

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

	Occidental Petroleum Corp.	4.100%	2/1/21	27,466	28,103
	Occidental Petroleum Corp.	2.700%	2/15/23	9,250	9,239
	Occidental Petroleum Corp.	3.400%	4/15/26	11,750	11,978
	Occidental Petroleum Corp.	4.625%	6/15/45	8,650	9,419
	Phillips 66	4.300%	4/1/22	30,000	31,319
5	Schlumberger Holdings Corp.	3.000%	12/21/20	25,500	25,606
5	Schlumberger Investment SA	2.400%	8/1/22	20,765	20,539
	Shell International Finance BV	3.250%	5/11/25	28,680	29,219
	Shell International Finance BV	4.125%	5/11/35	40,575	43,162
	Shell International Finance BV	5.500%	3/25/40	10,795	13,397
	Shell International Finance BV	4.375%	5/11/45	95,725	104,123
	Suncor Energy Inc.	3.600%	12/1/24	19,505	19,967
	Suncor Energy Inc.	5.950%	12/1/34	13,000	15,675
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	25,945	26,628
	Texaco Capital Inc.	8.625%	4/1/32	25,000	36,594
	Total Capital International SA	2.700%	1/25/23	32,714	32,712
	Total Capital International SA	3.750%	4/10/24	50,000	52,136
	TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	31,390
	TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	20,877
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	62,582
	Other Industrial (0.3%)
	George Washington University	3.545%	9/15/46	10,000	9,552
5	Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	12,150
2	Johns Hopkins University	4.083%	7/1/53	24,695	26,711
5	SBA Tower Trust	3.168%	4/11/22	49,780	49,643
5	SBA Tower Trust	3.448%	3/15/23	28,730	28,840
2,5	SBA Tower Trust	2.898%	10/15/44	37,250	37,218
	Technology (3.4%)
	Apple Inc.	2.850%	2/23/23	43,845	44,288
	Apple Inc.	3.000%	2/9/24	22,750	23,052
	Apple Inc.	3.450%	5/6/24	31,140	32,175
	Apple Inc.	2.850%	5/11/24	45,635	45,799
	Apple Inc.	2.750%	1/13/25	21,615	21,492
	Apple Inc.	3.250%	2/23/26	38,220	38,916
	Apple Inc.	2.450%	8/4/26	55,182	53,427
	Apple Inc.	3.350%	2/9/27	56,435	57,530
	Apple Inc.	3.200%	5/11/27	39,750	40,121
	Apple Inc.	2.900%	9/12/27	83,420	82,312
	Apple Inc.	3.850%	5/4/43	15,275	15,551
	Apple Inc.	4.450%	5/6/44	4,035	4,422
	Apple Inc.	3.850%	8/4/46	36,510	36,973
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	36,975	36,899
	Cisco Systems Inc.	2.500%	9/20/26	15,921	15,460
	Intel Corp.	2.875%	5/11/24	29,825	30,028
	Intel Corp.	4.100%	5/19/46	47,755	50,307
	International Business Machines Corp.	3.375%	8/1/23	61,300	62,602
	International Business Machines Corp.	3.625%	2/12/24	22,800	23,469
	International Business Machines Corp.	7.000%	10/30/25	25,000	30,742
	Microsoft Corp.	2.375%	2/12/22	19,865	19,853
	Microsoft Corp.	3.625%	12/15/23	13,500	14,125
	Microsoft Corp.	2.875%	2/6/24	61,625	62,362
	Microsoft Corp.	2.700%	2/12/25	23,890	23,863
	Microsoft Corp.	3.125%	11/3/25	26,300	26,934
	Microsoft Corp.	2.400%	8/8/26	64,501	62,612
	Microsoft Corp.	3.450%	8/8/36	53,965	54,548
	Microsoft Corp.	4.100%	2/6/37	45,435	49,470
	Microsoft Corp.	4.500%	10/1/40	18,210	20,688
	Microsoft Corp.	4.450%	11/3/45	61,885	70,266
	Microsoft Corp.	3.700%	8/8/46	50,485	51,649
	Microsoft Corp.	4.250%	2/6/47	61,800	68,973
	Oracle Corp.	5.000%	7/8/19	35,000	35,201
	Oracle Corp.	1.900%	9/15/21	70,285	69,146
	Oracle Corp.	2.500%	5/15/22	38,860	38,727

13

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

	Oracle Corp.	2.400%	9/15/23	63,535	62,474
	Oracle Corp.	2.950%	11/15/24	80,105	80,346
	Oracle Corp.	2.950%	5/15/25	11,300	11,280
	Oracle Corp.	3.250%	11/15/27	112,120	112,777
	Oracle Corp.	4.000%	11/15/47	32,260	32,425
	QUALCOMM Inc.	2.600%	1/30/23	26,140	25,828
	QUALCOMM Inc.	2.900%	5/20/24	38,055	37,429
5	Tencent Holdings Ltd.	3.595%	1/19/28	57,625	56,759
	Transportation (0.5%)
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,320
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	11,515	11,718
	CSX Corp.	4.300%	3/1/48	16,635	16,882
5	ERAC USA Finance LLC	2.350%	10/15/19	12,165	12,127
5	ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,586
5	ERAC USA Finance LLC	3.300%	10/15/22	745	747
5	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,797
5	ERAC USA Finance LLC	5.625%	3/15/42	31,000	34,969
	FedEx Corp.	2.700%	4/15/23	15,810	15,600
	FedEx Corp.	5.100%	1/15/44	23,340	24,244
	Kansas City Southern	4.950%	8/15/45	13,845	14,902
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	53,600
	Union Pacific Corp.	3.700%	3/1/29	27,750	28,512
	Union Pacific Corp.	4.300%	3/1/49	7,030	7,271
	Union Pacific Corp.	3.799%	10/1/51	14,843	13,818
2	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	7,587	7,685
	United Parcel Service Inc.	2.450%	10/1/22	17,095	17,070
	United Parcel Service Inc.	4.875%	11/15/40	4,925	5,470
					11,117,536
Utilities (4.6%)
	Electric (4.0%)
	Alabama Power Co.	5.200%	6/1/41	3,365	3,800
	Alabama Power Co.	4.100%	1/15/42	5,595	5,546
	Alabama Power Co.	3.750%	3/1/45	20,255	19,698
	Alabama Power Co.	4.300%	7/15/48	27,790	29,519
	Ameren Illinois Co.	2.700%	9/1/22	58,000	57,859
	Ameren Illinois Co.	3.800%	5/15/28	22,365	23,434
	Ameren Illinois Co.	3.700%	12/1/47	5,085	5,005
	Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	26,187
	Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	19,797
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,917	41,392
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	12,314
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	7,257
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	22,814
	Commonwealth Edison Co.	4.350%	11/15/45	6,815	7,308
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	6,258
	Commonwealth Edison Co.	4.000%	3/1/48	17,900	18,335
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	11,336
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	57,148
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	32,741
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,671
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	26,291
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,475	25,734
	Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,833
	Dominion Energy Inc.	2.962%	7/1/19	17,030	17,032
	Dominion Energy Inc.	2.579%	7/1/20	12,040	11,976
	Dominion Energy Inc.	4.600%	3/15/49	17,875	18,559
	DTE Energy Co.	3.800%	3/15/27	19,405	19,575
	Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	11,320
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	6,053
	Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	17,496
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,092
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	6,779
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	5,342

14

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	16,862
	Duke Energy Corp.	2.650%	9/1/26	17,480	16,636
	Duke Energy Corp.	4.800%	12/15/45	37,600	40,318
	Duke Energy Corp.	3.750%	9/1/46	14,740	13,803
	Duke Energy Progress LLC	2.800%	5/15/22	20,140	20,221
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,132
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	6,424
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	64,758
	Emera US Finance LP	3.550%	6/15/26	11,738	11,606
	Entergy Corp.	2.950%	9/1/26	7,085	6,764
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,924
	Eversource Energy	4.500%	11/15/19	1,880	1,898
	Eversource Energy	2.900%	10/1/24	25,155	24,914
	Eversource Energy	3.150%	1/15/25	6,775	6,757
	Eversource Energy	3.300%	1/15/28	14,490	14,292
	Florida Power & Light Co.	6.200%	6/1/36	12,452	15,993
	Florida Power & Light Co.	5.950%	2/1/38	10,000	12,873
	Florida Power & Light Co.	5.690%	3/1/40	4,994	6,306
	Florida Power & Light Co.	5.250%	2/1/41	29,745	35,955
	Florida Power & Light Co.	4.125%	2/1/42	20,000	21,207
	Florida Power & Light Co.	3.700%	12/1/47	27,690	27,497
	Fortis Inc.	3.055%	10/4/26	44,365	42,444
	Georgia Power Co.	4.750%	9/1/40	34,725	36,056
	Georgia Power Co.	4.300%	3/15/42	48,262	47,984
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	14,937
5	Massachusetts Electric Co.	5.900%	11/15/39	21,895	26,858
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	12,029
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	15,580
	MidAmerican Energy Co.	4.250%	7/15/49	11,000	11,701
5	Monongahela Power Co.	4.100%	4/15/24	11,000	11,498
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	13,800	13,832
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,355	15,430
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	32,210	31,747
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	30,500	30,458
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	8,840	8,845
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	33,176
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	12,868
5	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	37,456
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	6,017
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,811
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	18,834
	Oglethorpe Power Corp.	5.250%	9/1/50	17,225	18,802
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	11,845
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	14,460
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	31,752
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	13,500
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	3,604
	PacifiCorp	2.950%	6/1/23	14,835	14,962
	PacifiCorp	3.600%	4/1/24	20,000	20,655
	PacifiCorp	3.350%	7/1/25	15,354	15,387
	PacifiCorp	5.750%	4/1/37	14,188	17,250
	Potomac Electric Power Co.	3.050%	4/1/22	4,235	4,237
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	10,422
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,671
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,471
	Progress Energy Inc.	3.150%	4/1/22	20,800	20,880
	Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,125
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	20,974
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,708
	South Carolina Electric & Gas Co.	4.250%	8/15/28	24,205	26,001
	South Carolina Electric & Gas Co.	6.625%	2/1/32	4,832	6,066
	South Carolina Electric & Gas Co.	5.300%	5/15/33	1,446	1,639
	South Carolina Electric & Gas Co.	6.050%	1/15/38	23,085	28,424
	South Carolina Electric & Gas Co.	5.450%	2/1/41	9,627	11,412

15

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

	South Carolina Electric & Gas Co.	4.350%	2/1/42	15,742	16,708
	South Carolina Electric & Gas Co.	4.600%	6/15/43	6,830	7,406
	South Carolina Electric & Gas Co.	5.100%	6/1/65	25,065	28,850
	Southern California Edison Co.	3.875%	6/1/21	24,860	25,059
	Southern California Edison Co.	2.400%	2/1/22	8,270	8,034
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,226
	Southern California Edison Co.	5.750%	4/1/35	5,000	5,550
	Southern California Edison Co.	6.050%	3/15/39	1,995	2,310
	Southern California Edison Co.	4.500%	9/1/40	5,150	5,150
	Southern California Edison Co.	4.050%	3/15/42	15,788	14,929
	Southern California Edison Co.	3.900%	3/15/43	8,782	8,075
	Southern California Edison Co.	4.650%	10/1/43	16,770	17,117
	Southern California Edison Co.	3.600%	2/1/45	8,160	7,158
	Southern California Edison Co.	4.000%	4/1/47	257	241
	Southern California Edison Co.	4.125%	3/1/48	64,754	61,858
	Southern Co.	2.950%	7/1/23	44,985	44,857
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	14,253
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	11,969
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	3,629
	Tampa Electric Co.	2.600%	9/15/22	20,205	20,057
	Virginia Electric & Power Co.	3.500%	3/15/27	40,765	41,469
	Virginia Electric & Power Co.	6.000%	5/15/37	9,435	11,725
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	16,920
	Xcel Energy Inc.	3.350%	12/1/26	33,370	33,433
	Natural Gas (0.5%)
5	Boston Gas Co.	3.150%	8/1/27	8,010	7,842
5	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	65,295
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,800	3,896
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	5,532
5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	16,735	14,319
5	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	35,928
5	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	6,147
	NiSource Finance Corp.	6.250%	12/15/40	10,000	12,569
	Nisource Finance Corp.	5.250%	2/15/43	13,546	14,918
	NiSource Finance Corp.	4.800%	2/15/44	8,500	8,958
	Sempra Energy	2.850%	11/15/20	11,900	11,876
	Sempra Energy	2.875%	10/1/22	14,066	13,859
	Sempra Energy	3.800%	2/1/38	20,000	18,306
	Sempra Energy	6.000%	10/15/39	16,184	18,936
	Southern California Gas Co.	2.600%	6/15/26	28,885	27,470
	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	20,245	19,924
	American Water Capital Corp.	4.200%	9/1/48	28,425	29,856
					2,450,063
Total Corporate Bonds (Cost $22,414,429)					22,899,307
Sovereign Bonds (2.9%)
5	CDP Financial Inc.	4.400%	11/25/19	22,000	22,244
5	Electricite de France SA	4.600%	1/27/20	31,972	32,456
5	Electricite de France SA	4.875%	9/21/38	81,600	83,130
5	Electricite de France SA	4.875%	1/22/44	2,910	2,941
5	Electricite de France SA	4.950%	10/13/45	12,500	12,703
	Equinor ASA	2.250%	11/8/19	16,095	16,056
	Equinor ASA	2.900%	11/8/20	22,450	22,567
	Equinor ASA	2.750%	11/10/21	31,091	31,266
	Equinor ASA	2.450%	1/17/23	10,840	10,769
	Equinor ASA	2.650%	1/15/24	10,105	10,068
	Equinor ASA	3.700%	3/1/24	20,035	20,912
	Equinor ASA	3.250%	11/10/24	22,425	22,955
	Export-Import Bank of Korea	1.750%	5/26/19	70,100	70,010
	Japan Bank for International Cooperation	2.250%	2/24/20	53,298	53,178
	Japan Bank for International Cooperation	2.125%	6/1/20	21,888	21,790

16

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

	Japan Bank for International Cooperation	2.125%	7/21/20	40,500	40,303
5	Kingdom of Saudi Arabia	2.375%	10/26/21	31,570	31,067
5	Kingdom of Saudi Arabia	2.875%	3/4/23	49,100	48,620
5	Kingdom of Saudi Arabia	4.000%	4/17/25	45,170	46,312
	Korea Development Bank	2.500%	3/11/20	62,550	62,350
	Petroleos Mexicanos	6.350%	2/12/48	11,770	10,377
	Province of Ontario	4.400%	4/14/20	48,000	48,882
	Province of Ontario	2.500%	4/27/26	100,400	98,914
	Province of Quebec	2.500%	4/20/26	134,755	133,278
5	Sinopec Group Overseas Development 2015 Ltd.	2.500%	4/28/20	51,685	51,437
5	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	51,685	51,202
5	Sinopec Group Overseas Development 2016 Ltd.	3.500%	5/3/26	28,000	27,979
5	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	31,520	31,347
5	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	41,455	41,455
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	63,500	62,883
5	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	29,070	29,168
5	State of Kuwait	2.750%	3/20/22	4,315	4,316
5	State of Qatar	5.250%	1/20/20	53,470	54,410
5	State of Qatar	2.375%	6/2/21	55,255	54,507
5	State of Qatar	3.875%	4/23/23	72,530	74,625
5	State of Qatar	4.000%	3/14/29	18,952	19,540
5	State of Qatar	5.103%	4/23/48	30,000	32,969
5	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	38,625
5	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	37,761
Total Sovereign Bonds (Cost $1,554,289)					1,565,372
Taxable Municipal Bonds (3.0%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	27,625	39,396
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	28,955	44,290
	California GO	5.700%	11/1/21	10,875	11,782
	California GO	7.500%	4/1/34	5,845	8,438
	California GO	7.550%	4/1/39	32,345	49,123
	California GO	7.300%	10/1/39	4,460	6,454
	California GO	7.350%	11/1/39	61,000	88,788
	California GO	7.625%	3/1/40	1,035	1,568
	California GO	7.600%	11/1/40	42,545	66,051
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	4,445	5,608
	Chicago IL O’Hare International Airport Revenue	6.845%	1/1/38	14,590	15,029
	Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	13,390	17,856
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	1,790	2,253
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.899%	12/1/40	24,650	32,370
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	59,990	78,777
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	30,038
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	7,924
	Duke University North Carolina Revenue	5.850%	4/1/37	62,165	80,322
	Georgetown University District of Columbia	4.315%	4/1/49	7,010	7,693
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	61,325	69,015
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	7,688	9,241
	Houston TX GO	6.290%	3/1/32	15,660	18,705
	Illinois GO	5.100%	6/1/33	45,890	45,092
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	21,289
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	42,310	48,812
	Los Angeles CA Community College District GO	6.750%	8/1/49	12,915	19,522
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	19,040	27,772
	Los Angeles CA Unified School District GO	5.750%	7/1/34	26,590	32,687
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	11,000	15,208

17

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	12,005	15,467
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	18,995
	Municipal Electric Authority of Georgia	4.430%	1/1/22	7,795	8,078
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	43,521
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,916
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	1,805	1,872
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	2,485	3,397
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/40	2,655	3,621
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,633
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	21,835
	New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	35,986
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	86,245	85,456
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	31,790	47,307
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	14,510	18,715
7	Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,367
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	9,605	11,131
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	5,665	7,033
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	58,000	64,979
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	10,910	12,834
	Princeton University New Jersey GO	5.700%	3/1/39	13,020	17,081
	Regents of the University of California Revenue	3.063%	7/1/25	49,360	50,230
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	21,030	22,633
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	6,175	8,240
	Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	14,420
	University of California	3.349%	7/1/29	21,965	22,576
	University of California Regents Medical Center Revenue	6.548%	5/15/48	20,485	28,462
	University of California Regents Medical Center Revenue	6.583%	5/15/49	18,160	25,140
	University of California Revenue	4.601%	5/15/31	19,390	21,640
	University of California Revenue	5.770%	5/15/43	23,675	30,146
	University of California Revenue	4.765%	5/15/44	4,740	5,063
	University of California Revenue	3.931%	5/15/45	18,275	18,723
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	28,325	29,043
8	Wisconsin GO	5.700%	5/1/26	9,000	10,096
Total Taxable Municipal Bonds (Cost $1,423,799)					1,627,739

	Shares
Common Stocks (37.3%)
Communication Services (2.7%)
Verizon Communications Inc.	13,358,818	789,907
Comcast Corp. Class A	11,973,672	478,708
BCE Inc.	3,672,041	163,055
		1,431,670
Consumer Discretionary (1.3%)
Home Depot Inc.	1,584,613	304,071
McDonald’s Corp.	1,370,509	260,260
Cie Generale des Etablissements Michelin SCA	972,252	114,866
		679,197
Consumer Staples (4.4%)
Philip Morris International Inc.	5,821,587	514,570
Unilever NV	7,413,579	432,137

18

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

	Shares	Market Value ($000)

Coca-Cola Co.	7,684,788	360,109
Procter & Gamble Co.	3,073,087	319,755
PepsiCo Inc.	2,109,536	258,524
Mondelez International Inc. Class A	4,809,011	240,066
Nestle SA	1,973,153	188,141
Sysco Corp.	1,067,256	71,250
		2,384,552
Energy (4.1%)
Chevron Corp.	4,233,852	521,526
Exxon Mobil Corp.	5,454,445	440,719
Suncor Energy Inc.	13,350,176	432,946
^ TransCanada Corp.	6,746,946	303,028
Occidental Petroleum Corp.	3,195,825	211,564
Kinder Morgan Inc.	10,070,431	201,510
Phillips 66	1,065,474	101,401
		2,212,694
Financials (5.7%)
JPMorgan Chase & Co.	8,418,311	852,186
MetLife Inc.	8,532,406	363,224
Wells Fargo & Co.	7,409,822	358,043
Bank of America Corp.	8,607,932	237,493
Travelers Cos. Inc.	1,672,015	229,334
PNC Financial Services Group Inc.	1,788,304	219,353
Chubb Ltd.	1,417,460	198,558
M&T Bank Corp.	1,191,350	187,066
BB&T Corp.	3,830,357	178,226
American International Group Inc.	3,176,250	136,769
BlackRock Inc.	184,362	78,791
		3,039,043
Health Care (6.8%)
Johnson & Johnson	5,269,718	736,654
Pfizer Inc.	15,785,435	670,407
Merck & Co. Inc.	5,530,242	459,950
Medtronic plc	3,739,225	340,569
Novartis AG	3,280,424	315,313
Roche Holding AG	1,025,406	282,556
Koninklijke Philips NV	6,590,891	269,289
Bristol-Myers Squibb Co.	4,591,161	219,044
Eli Lilly & Co.	1,503,252	195,062
AstraZeneca plc ADR	3,700,467	149,610
		3,638,454
Industrials (3.1%)
Lockheed Martin Corp.	1,396,116	419,058
Caterpillar Inc.	2,260,179	306,232
Eaton Corp. plc	3,784,109	304,848
3M Co.	1,281,775	266,327
Union Pacific Corp.	1,244,351	208,055
BAE Systems plc	25,797,682	162,159
		1,666,679
Information Technology (4.0%)
Cisco Systems Inc.	14,316,276	772,936
Intel Corp.	10,159,855	545,584
Analog Devices Inc.	2,762,052	290,761
QUALCOMM Inc.	3,365,287	191,922
Maxim Integrated Products Inc.	3,149,619	167,465
KLA-Tencor Corp.	1,044,076	124,673
Texas Instruments Inc.	386,523	40,999
		2,134,340
Materials (1.2%)
DowDuPont Inc.	6,802,899	362,662
^ Nutrien Ltd.	3,661,693	193,191
International Paper Co.	2,014,585	93,215
		649,068

19

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

	Shares	Market Value ($000)
Real Estate (0.7%)
Crown Castle International Corp.	2,939,753	376,288

Utilities (3.3%)
Dominion Energy Inc.	4,447,057	340,911
NextEra Energy Inc.	1,346,720	260,348
Duke Energy Corp.	2,890,898	260,181
Sempra Energy	2,057,469	258,953
American Electric Power Co. Inc.	2,886,425	241,738
Eversource Energy	3,279,178	232,658
Xcel Energy Inc.	1,386,587	77,940
Exelon Corp.	1,544,527	77,427
Edison International	823,495	50,991
		1,801,147
Total Common Stocks (Cost $14,535,926)		20,013,132

Coupon
Temporary Cash Investments (3.5%)
Money Market Fund (0.6%)
9,10	Vanguard Market Liquidity Fund	2.554%	3,398,974	339,965

		Maturity Date	Face Amount ($000)
Repurchase Agreements (2.5%)
Bank of America Securities, LLC (Dated 3/29/19, Repurchase Value $136,929,000, collateralized by Federal National Mortgage Assn., 2.909%-4.500%, 8/1/27-10/1/48, with a value of $139,638,000)	2.550%	4/1/19	136,900	136,900
Deutsche Bank Securities, Inc. (Dated 3/29/19, Repurchase Value $13,003,000, collateralized by U.S. Treasury Bill, 0.000%, 7/11/19, with a value of $13,260,000)	2.570%	4/1/19	13,000	13,000
HSBC Bank USA (Dated 3/29/19, Repurchase Value $120,526,000, collateralized by U.S. Treasury Bill, 0.000%, 4/16/19-3/26/20, and U.S. Treasury Note/Bond, 1.125%-6.125%, 5/31/19-11/15/47, with a value of $122,910,000)	2.550%	4/1/19	120,500	120,500
HSBC Bank USA (Dated 3/29/19, Repurchase Value of $51,011,000, collateralized by Federal Home Loan Mortgage Corp., 3.000%-4.500%, 11/1/32-1/1/49, and Federal National Mortgage Assn., 3.000%-5.500%, 4/1/37-10/1/48, with a value of $52,020,000)	2.570%	4/1/19	51,000	51,000
JP Morgan Securities LLC (Dated 3/29/19, Repurchase Value $172,037,000, collateralized by U.S. Treasury Note/Bond, 1.125%-8.500%, 5/31/19-5/15/21, with a value of $175,440,000)	2.550%	4/1/19	172,000	172,000

20

Vanguard® Wellesley Income Fund

Schedule of Investments

March 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Natixis SA (Dated 3/29/19, Repurchase Value $177,238,000, collateralized by Federal Home Loan Mortgage Corp., 0.000%, 3/15/31, and U.S. Treasury Note/Bond, 0.750%-3.875%, 7/15/19-5/15/48, with a value of $180,744,000)	2.550%	4/1/19	177,200	177,200
Nomura International PLC (Dated 3/29/19, Repurchase Value $418,490,000, collateralized by U.S. Treasury Bill, 0.000%, 4/2/19-12/5/19, and U.S. Treasury Note/Bond, 0.125%-8.750%, 5/15/19-2/15/49, with a value of $426,768,000)	2.570%	4/1/19	418,400	418,400
RBC Capital Markets LLC (Dated 3/29/19, Repurchase Value of $118,925,000, collateralized by Federal Home Loan Mortgage Corp., 3.500%-4.500%, 1/1/44-2/1/49, and Federal National Mortgage Assn., 3.500%-5.000%, 8/1/42-4/1/49, with a value of $121,278,000)	2.550%	4/1/19	118,900	118,900
RBS Securities, Inc. (Dated 3/29/19, Repurchase Value of $103,822,000, collateralized by U.S. Treasury Note/Bond, 0.125%-3.375%, 1/15/23-4/15/32, with a value of $105,876,000)	2.550%	4/1/19	103,800	103,800
				1,311,700
U.S. Government and Agency Obligations (0.4%)
United States Treasury Bill	2.365%	4/11/19	200,000	199,866
Total Temporary Cash Investments (Cost $1,851,500)				1,851,531
Total Investments (100.4%) (Cost $47,595,953)				53,843,666
Other Assets and Liabilities—Net (-0.4%)				(206,211)
Net Assets (100%)				53,637,455

§	Security value determined using significant unobservable inputs.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $320,198,000.
1	Securities with a value of $4,686,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2019.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $6,608,283,000, representing 12.3% of net assets.

6

Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7	Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
8	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
10	Includes $339,910,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Inter-bank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.

21

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA272 052019

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  May 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 17, 2019

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 17, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.